Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Lang ($)(1)	Summary Compensation Total to Mr. Eaves ($)(1)	Compensation Actually Paid to Mr. Lang ($)(2)	Compensation Actually Paid to Mr. Eaves ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)	S&P Metals & Mining Select Industry Index Total Shareholder Return ($)(3)	Net Income (millions)	Adjusted EBITDA (millions)(4)
2023	$6,239,738	N/A	$12,818,305	N/A	$2,697,925	$5,847,725	$297.64	$218.23	$464	$714
2022	$7,762,148	N/A	$21,422,116	N/A	$3,350,416	$10,000,836	$236.32	$178.99	$1,331	$1,260
2021	$9,299,065	N/A	$17,286,417	N/A	$4,207,575	$8,295,726	$128.98	$157.75	$338	$509
2020	$3,681,055	$4,235,049	$1,659,750	$802,139	$1,680,071	$806,852	$61.62	$116.44	$(345)	$23

(1)
The following individuals are our Chief Executive Officer and other Named Executive Officers for each fiscal year:

Year	CEO(s)	Non-CEO NEOs
2023	Paul Lang	John Eaves, Matthew Giljum, John Drexler, and Rosemary Klein
2022	Paul Lang	John Eaves, Matthew Giljum, John Drexler, and Rosemary Klein
2021	Paul Lang	John Eaves, Matthew Giljum, John Drexler, and Rosemary Klein
2020	Paul Lang and John Eaves	Matthew Giljum, John Drexler, John Ziegler, and Robert Jones
(2)
Compensation actually paid to our NEOs in 2023 represents the “Total” compensation reported in the Summary Compensation Table for the fiscal year, adjusted as follows:

	2023
Adjustments	Mr. Lang	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,198,223)	$(1,667,483)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,633,789	$1,840,476
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$2,594,862	$1,188,127
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$907,941	$464,129
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date*	$2,640,198	$1,324,551
TOTAL ADJUSTMENTS	$6,578,567	$3,149,800

(*)
Figures reflect dividend values distributed at the time of vesting. The value (or average value with respect to our NEOs other than the Chief Executive Officer for the applicable fiscal year) of dividend equivalents accrued on unvested awards as of December 31, 2023 was $3,989,673 for Mr. Lang and $1,818,561 for our other NEOs. These dividend equivalents become payable if and when the underlying awards vest. Accordingly, the value of the accrued and unvested dividend equivalents is dependent on the timing and amount of shares vesting, as well as the dividends declared during the vesting periods.

(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Metals and Mining Select Industry Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2023.

(4)
Adjusted EBITDA is a non-GAAP measure. Adjusted EBITDA is defined as net income (loss) attributable to the Company before the effect of net interest expense, income taxes, depreciation, depletion and amortization, the amortization of sales contracts, the accretion on asset retirement obligations, and non-operating income (expense). Adjusted EBITDA may also be adjusted for items that may not reflect the trend of future results by excluding transactions that are not indicative of our core operating performance. Refer to Annex A for a reconciliation to the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The following individuals are our Chief Executive Officer and other Named Executive Officers for each fiscal year:

Year	CEO(s)	Non-CEO NEOs
2023	Paul Lang	John Eaves, Matthew Giljum, John Drexler, and Rosemary Klein
2022	Paul Lang	John Eaves, Matthew Giljum, John Drexler, and Rosemary Klein
2021	Paul Lang	John Eaves, Matthew Giljum, John Drexler, and Rosemary Klein
2020	Paul Lang and John Eaves	Matthew Giljum, John Drexler, John Ziegler, and Robert Jones

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Metals and Mining Select Industry Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 6,239,738
PEO Actually Paid Compensation Amount	$ 12,818,305
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs in 2023 represents the “Total” compensation reported in the Summary Compensation Table for the fiscal year, adjusted as follows:

	2023
Adjustments	Mr. Lang	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,198,223)	$(1,667,483)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,633,789	$1,840,476
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$2,594,862	$1,188,127
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$907,941	$464,129
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date*	$2,640,198	$1,324,551
TOTAL ADJUSTMENTS	$6,578,567	$3,149,800

(*)
Figures reflect dividend values distributed at the time of vesting. The value (or average value with respect to our NEOs other than the Chief Executive Officer for the applicable fiscal year) of dividend equivalents accrued on unvested awards as of December 31, 2023 was $3,989,673 for Mr. Lang and $1,818,561 for our other NEOs. These dividend equivalents become payable if and when the underlying awards vest. Accordingly, the value of the accrued and unvested dividend equivalents is dependent on the timing and amount of shares vesting, as well as the dividends declared during the vesting periods.

Non-PEO NEO Average Total Compensation Amount	$ 2,697,925	$ 3,350,416	$ 4,207,575	$ 1,680,071
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,847,725	10,000,836	8,295,726	806,852
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs in 2023 represents the “Total” compensation reported in the Summary Compensation Table for the fiscal year, adjusted as follows:

	2023
Adjustments	Mr. Lang	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,198,223)	$(1,667,483)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,633,789	$1,840,476
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$2,594,862	$1,188,127
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$907,941	$464,129
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date*	$2,640,198	$1,324,551
TOTAL ADJUSTMENTS	$6,578,567	$3,149,800

(*)
Figures reflect dividend values distributed at the time of vesting. The value (or average value with respect to our NEOs other than the Chief Executive Officer for the applicable fiscal year) of dividend equivalents accrued on unvested awards as of December 31, 2023 was $3,989,673 for Mr. Lang and $1,818,561 for our other NEOs. These dividend equivalents become payable if and when the underlying awards vest. Accordingly, the value of the accrued and unvested dividend equivalents is dependent on the timing and amount of shares vesting, as well as the dividends declared during the vesting periods.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2023:
•
Adjusted EBITDA;

•
Free Cash Flow;

•
Return on Invested Capital;

•
Safety;

•
Environmental Compliance; and

•
Direct Cash Cost Per Ton.

Total Shareholder Return Amount	$ 218.23	178.99	157.75	116.44
Peer Group Total Shareholder Return Amount	297.64	236.32	128.98	61.62
Net Income (Loss)	$ 464,000,000	$ 1,331,000,000	$ 338,000,000	$ (345,000,000)
Company Selected Measure Amount	714	1,260	509	23
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Adjusted EBITDA is a non-GAAP measure. Adjusted EBITDA is defined as net income (loss) attributable to the Company before the effect of net interest expense, income taxes, depreciation, depletion and amortization, the amortization of sales contracts, the accretion on asset retirement obligations, and non-operating income (expense). Adjusted EBITDA may also be adjusted for items that may not reflect the trend of future results by excluding transactions that are not indicative of our core operating performance. Refer to Annex A for a reconciliation to the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital;
Measure:: 4
Pay vs Performance Disclosure
Name	Safety
Measure:: 5
Pay vs Performance Disclosure
Name	Environmental Compliance
Measure:: 6
Pay vs Performance Disclosure
Name	Direct Cash Cost Per Ton
Paul Lang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 7,762,148	$ 9,299,065	$ 3,681,055
PEO Actually Paid Compensation Amount		$ 21,422,116	$ 17,286,417	1,659,750
Adjustment to Compensation, Amount	$ 6,578,567
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	3,989,673
Paul Lang [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,198,223)
Paul Lang [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,633,789
Paul Lang [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,594,862
Paul Lang [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	907,941
Paul Lang [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,640,198
John Eaves [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,235,049
PEO Actually Paid Compensation Amount				$ 802,139
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,149,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	1,818,561
Non-PEO NEO [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,667,483)
Non-PEO NEO [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,840,476
Non-PEO NEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,188,127
Non-PEO NEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	464,129
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,324,551